Trade receivables, net and contract assets	12 Months Ended
Dec. 31, 2021
Trade receivables, net and contract assets [Abstract]
Trade receivables, net and contract assets
Note 18. Trade receivables, net and contract assets

These line items represent trade accounts receivable from completed contracts, contract assets and other miscellaneous invoices (e.g. trading, procurement services).
Given the nature of the Technip Energies Group’s operations, its clients are mainly major oil and gas, petrochemical or oil-related companies.
Management periodically assesses customers’ creditworthiness. An allowance for doubtful receivables was recorded for all potential uncollectible receivables as well as additional expected credit losses as of January 1, 2018 upon adoption of IFRS 9.

Valuation allowances for trade receivables and contract assets have changed as shown in the following table:

	December 31, 2021		December 31, 2020
(In millions of €)	Trade receivables	Contract assets	Trade receivables	Contract assets
Gross amount	1,189.2	332.1	1,115.1	271.8
Opening loss allowance	(56.0)	—	(42.1)	—
Change in expected credit loss	1.6	(0.3)	(0.7)	—
Increase in loss allowance	(25.9)	—	(10.2)	—
Used allowance reversals	1.1	—	3.4	—
Unused allowance reversals	4.0	—	4.1	—
Effects of foreign exchange and other	(4.8)	—	1.8	—
Other	(70.8)	—	(12.3)	—
Closing loss allowance	(150.8)	(0.3)	(56.0)	—
TOTAL, NET	1,038.4	331.8	1,059.1	271.8

Credit risk details and risk management objectives are discussed in note 28.